DEBT	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
DEBT

Note 6 - DEBT

The following table summarizes debt:

	June 30, 2026	December 31, 2025
Debt
Notes payable	£196,497	£340,072
Loan payable	100,000	100,000
Loans payable - related party	2,266,666	1,766,666
Accrued interest	31,120	67,512
Accrued interest - related party	177,664	43,153
	£2,771,947	£2,317,403

The sections below describe the Company’s principal borrowing arrangements outstanding during the periods presented, beginning with the secured convertible loan notes issued in 2023.

Legacy third-party loan arrangement (PIK facility)

On February 10, 2023, the Company entered into a note agreement with a third party investor for an aggregate principal amount of £200,000, followed by an add-on investment of £15,499. The advances bear interest at rates of 1.5% and 2.0% per month, respectively. Following the first anniversary of each advance, unpaid accrued interest is capitalized to the principal balance and thereafter accrues on a paid-in-kind (“PIK”) basis.

As of June 30, 2026, amounts outstanding under this loan arrangement totaled £217,654, consisting of £196,497 of principal (including capitalized £81,426 PIK interest) and £21,157 of accrued interest.

365-day third-party loan facility

During the year ended December 31, 2025, the Company entered into a loan facility with a third-party lender pursuant to which it received an advance of £100,000. This facility has a contractual terms of 365 days from the respective date of drawdown.

As of June 30, 2026, accrued interest at 12% per annum outstanding in relation to this facility which totaled £7,430.

Related-party loan facilities

During the year ended December 31, 2025, the Company entered into loan facilities with related-party lenders pursuant to which it received advances totaling £2,266,666. Please refer to Note 7 – Related Parties for further details of these loans.